S000001251 [Member] Expense Example - CALIFORNIA TAX-EXEMPT FUND - CALIFORNIA TAX-EXEMPT FUND	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 47
Expense Example, with Redemption, 3 Years	172
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	$ 703